N-4	Dec. 19, 2024 USD ($)
Prospectus:
Document Type	497
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 19, 2024
Amendment Flag	false
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,682
Surrender Expense, 3 Years, Maximum [Dollars]	18,157
Surrender Expense, 5 Years, Maximum [Dollars]	23,713
Surrender Expense, 10 Years, Maximum [Dollars]	38,020
Annuitized Expense, 1 Year, Maximum [Dollars]	3,571
Annuitized Expense, 3 Years, Maximum [Dollars]	10,862
Annuitized Expense, 5 Years, Maximum [Dollars]	18,357
Annuitized Expense, 10 Years, Maximum [Dollars]	38,020
No Surrender Expense, 1 Year, Maximum [Dollars]	3,571
No Surrender Expense, 3 Years, Maximum [Dollars]	10,862
No Surrender Expense, 5 Years, Maximum [Dollars]	18,357
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 38,020